Long-term Debt - Table 1 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Sep. 01, 2011	Dec. 31, 2010
Schedule of Outstanding Long-term Debt
Advances Under $500 Million Revolving Credit Facility	$ 110.0		$ 78.0
Capital Lease Obligations	75.9		89.1
Total Long-term Debt	1,254.7		1,511.3
Less: Current portion	(18.9)		(14.5)
Long-term debt, net of current portion	1,235.8		1,496.8
10.75% Senior Notes Due 2016 [Member]
Schedule of Outstanding Long-term Debt
Senior Notes	0	165.6	495.5
7.25% Senior Notes Due 2018 [Member]
Schedule of Outstanding Long-term Debt
Senior Notes	336.7		275.0
8.125% Senior Notes Due 2020 [Member]
Schedule of Outstanding Long-term Debt
Senior Notes	285.8		285.5
7.75% Senior Notes Due 2022 [Member]
Schedule of Outstanding Long-term Debt
Senior Notes	$ 312.0		$ 250.0